Supplemental Natural Gas Disclosures - Summary of Estimated Quantities of Proved Natural Gas Reserves (Detail)	12 Months Ended
Dec. 31, 2015 MMcf
Reserve Quantities [Line Items]
Revisions of previous estimates	25,812
Proved Developed Reserves Natural Gas [Member]
Reserve Quantities [Line Items]
Year-end 2014	27,000
Revisions of previous estimates	1,549
Production	(3,742)
Year-end 2015	24,807
Proved Undeveloped Reserves Natural Gas [Member]
Reserve Quantities [Line Items]
Year-end 2014	32,193
Revisions of previous estimates	(24,097)
Year-end 2015	8,096